Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2012	2011	2010
Acquisitions:
Fair value of assets acquired excluding cash	$—	$(32.4)	$(133.9)
Fair value of non-controlling interests	—	—	4.2
Liabilities assumed	—	9.2	52.3
Cash paid for prior year acquisitions	(1.8)	—	—

Acquisition of businesses, net of cash acquired	$(1.8)	$(23.2)	$(77.4)

	2012	2011	2010
Divestitures of business, net of cash disposed	$5.2	$5.4	$—

Schedule of Payments for Interest and Income Taxes Table	Payments for interest and income taxes were as follows:

	2012	2011	2010
Interest	$40	$68	$63
Income taxes	$237	$257	$149